Segment Reporting - Summarizes Financial Information about Company's Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 152	$ 394	$ 198						$ 198		$ 592		$ 744
Net (loss) income	(2,738)	(1,376)	(1,192)	(766)	45,033	5,919	142	(109)	(1,958)	33	(3,334)	5,952	(6,072)	50,985	24,098
Interest income													153	164	3,124
Total assets	27,947				104,332								27,947	104,332	27,810
Depreciation and Amortization													241
Capital expenditures													146
Goodwill	306												306
Web and Network Security Technology [Member]
Segment Reporting Information [Line Items]
Revenue
Net (loss) income													(5,590)	50,985	24,098
Interest income													153	164	3,124
Total assets	27,011				104,332								27,011	104,332	27,810
Depreciation and Amortization													123
Capital expenditures													65
Goodwill
Organic Fertilizer [Member]
Segment Reporting Information [Line Items]
Revenue													744
Net (loss) income													(482)
Interest income
Total assets	936												936
Depreciation and Amortization													118
Capital expenditures													81
Goodwill	$ 306												$ 306